Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Chester Funds
Entity Central Index Key	0000752177
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000007072 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement Income Fund
Class Name	Investor Shares
Trading Symbol	VTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement Income Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund uses an asset allocation strategy designed for investors currently in retirement. It seeks to provide current income and some growth of capital.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 7.46% for Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.22%	4.45%	4.51%
Target Retirement Income Composite Index	16.34%	4.75%	4.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 36,539,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$36,539
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	36.5%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	17.9%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.7%
Vanguard Total International Bond II Index Fund Institutional Shares	15.9%
Vanguard Total International Stock Index Fund Investor Shares	12.3%
Other Assets and Liabilities—Net	0.7%

C000007075 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2025 Fund
Class Name	Investor Shares
Trading Symbol	VTTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2025 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 7.46% for Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	21.13%	7.09%	6.74%
Target Retirement 2025 Composite Index	21.26%	7.55%	7.06%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 78,755,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$78,755
Number of Portfolio Holdings	8
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	31.0%
Vanguard Total Bond Market II Index Fund Investor Shares	28.7%
Vanguard Total International Stock Index Fund Investor Shares	20.8%
Vanguard Total International Bond II Index Fund Institutional Shares	12.4%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	6.5%
Other Assets and Liabilities—Net	0.6%

C000007076 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2035 Fund
Class Name	Investor Shares
Trading Symbol	VTTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2035 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	24.76%	8.95%	7.93%
Target Retirement 2035 Composite Index	24.96%	9.41%	8.26%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 104,179,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$104,179
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	41.4%
Vanguard Total International Stock Index Fund Investor Shares	27.6%
Vanguard Total Bond Market II Index Fund Investor Shares	21.3%
Vanguard Total International Bond II Index Fund Institutional Shares	9.1%
Other Assets and Liabilities—Net	0.6%

C000007077 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2045 Fund
Class Name	Investor Shares
Trading Symbol	VTIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2045 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	27.82%	10.74%	8.97%
Target Retirement 2045 Composite Index	28.08%	11.18%	9.32%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 91,013,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$91,013
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	50.3%
Vanguard Total International Stock Index Fund Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	10.9%
Vanguard Total International Bond II Index Fund Institutional Shares	4.8%
Other Assets and Liabilities—Net	0.8%

C000034438 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2020 Fund
Class Name	Investor Shares
Trading Symbol	VTWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2020 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 7.46% for Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	18.25%	6.01%	5.99%
Target Retirement 2020 Composite Index	18.34%	6.37%	6.27%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 37,873,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$37,873
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	33.6%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	22.7%
Vanguard Total International Stock Index Fund Investor Shares	15.4%
Vanguard Total International Bond II Index Fund Institutional Shares	14.7%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	12.9%
Other Assets and Liabilities—Net	0.7%

C000034439 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2030 Fund
Class Name	Investor Shares
Trading Symbol	VTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2030 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.27%	8.04%	7.35%
Target Retirement 2030 Composite Index	23.41%	8.50%	7.68%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 99,058,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$99,058
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	36.7%
Vanguard Total Bond Market II Index Fund Investor Shares	26.6%
Vanguard Total International Stock Index Fund Investor Shares	24.8%
Vanguard Total International Bond II Index Fund Institutional Shares	11.3%
Other Assets and Liabilities—Net	0.6%

C000034440 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2040 Fund
Class Name	Investor Shares
Trading Symbol	VFORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2040 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	26.33%	9.85%	8.49%
Target Retirement 2040 Composite Index	26.51%	10.30%	8.83%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 93,115,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$93,115
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	46.3%
Vanguard Total International Stock Index Fund Investor Shares	30.2%
Vanguard Total Bond Market II Index Fund Investor Shares	16.0%
Vanguard Total International Bond II Index Fund Institutional Shares	6.9%
Other Assets and Liabilities—Net	0.6%

C000034441 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2050 Fund
Class Name	Investor Shares
Trading Symbol	VFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2050 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	28.91%	11.05%	9.13%
Target Retirement 2050 Composite Index	29.26%	11.52%	9.49%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 77,441,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$77,441
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.5%
Vanguard Total International Stock Index Fund Investor Shares	36.2%
Vanguard Total Bond Market II Index Fund Investor Shares	6.6%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.7%

C000091317 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2055 Fund
Class Name	Investor Shares
Trading Symbol	VFFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2055 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	28.92%	11.05%	9.11%
Target Retirement 2055 Composite Index	29.26%	11.52%	9.49%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 52,016,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$52,016
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.5%
Vanguard Total International Stock Index Fund Investor Shares	36.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.7%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.7%

C000108861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2060 Fund
Class Name	Investor Shares
Trading Symbol	VTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2060 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	28.93%	11.05%	9.11%
Target Retirement 2060 Composite Index	29.26%	11.52%	9.49%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 29,576,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$29,576
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.4%
Vanguard Total International Stock Index Fund Investor Shares	36.2%
Vanguard Total Bond Market II Index Fund Investor Shares	6.6%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.8%

C000180147 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2065 Fund
Class Name	Investor Shares
Trading Symbol	VLXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2065 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 12, 2017, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (7/12/2017)
Investor Shares	28.95%	11.04%	9.82%
Target Retirement 2065 Composite Index	29.26%	11.52%	10.22%
MSCI US Broad Market Index	35.26%	15.40%	13.96%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.57%

Performance Inception Date	Jul. 12, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,843,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$8,843
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.2%
Vanguard Total International Stock Index Fund Investor Shares	36.3%
Vanguard Total Bond Market II Index Fund Investor Shares	6.6%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.9%

C000234832 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2070 Fund
Class Name	Investor Shares
Trading Symbol	VSVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2070 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 28, 2022, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (6/28/2022)
Investor Shares	28.98%	16.56%
Target Retirement 2070 Composite Index	29.26%	16.78%
MSCI US Broad Market Index	35.26%	21.14%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	3.52%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,036,000,000
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$1,036
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.0%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.1%